RETIREMENT BENEFIT OBLIGATIONS - Principal actuarial assumptions (Details) - Pension plans	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.40%	2.60%
Future salary increases			3.80%
Future pension increases	3.20%	3.20%	3.30%
Inflation (RPI)	3.20%	3.20%	3.30%
Inflation (CPI)	2.20%	2.20%	2.30%
Life expectancy at age 60, Male	28 years 10 months 24 days	28 years 9 months 18 days	29 years 8 months 12 days
Life expectancy at age 60, Female	30 years 4 months 24 days	30 years 3 months 18 days	31 years 1 month 6 days
Life expectancy at age 60 in 20 years' time, Male	31 years 1 month 6 days	31 years	32 years 6 months
Life expectancy at age 60 in 20 years' time, Female	31 years 10 months 24 days	31 years 9 months 18 days	33 years
United States of America
Disclosure of defined benefit plans [line items]
Discount rate	4.20%	3.50%	4.00%
Life expectancy at age 60, Male	24 years 10 months 24 days	25 years 2 months 12 days	25 years 1 month 6 days
Life expectancy at age 60, Female	27 years 1 month 6 days	27 years 4 months 24 days	27 years 4 months 24 days
Life expectancy at age 60 in 20 years' time, Male	25 years 1 month 6 days	25 years 6 months	25 years 4 months 24 days
Life expectancy at age 60 in 20 years' time, Female	27 years 8 months 12 days	28 years	27 years 10 months 24 days